Property and equipment (Tables)	12 Months Ended
Oct. 31, 2020
Property and equipment [Abstract]
Disclosure of detailed information about property plant and equipment [Table Text Block]
	November 1,	Additions /	Restatement	November 1,	Additions /	October 31,
	2018	Disposals	Note 4(a)	2019	Disposals	2020
Cost
Computers	$35,416	$(3,376)	$—	$32,040	$—	$32,040
Right-of-use assets	—	—	74,307	74,307	—	74,307
	$35,416			$106,347	$—	$106,347
Accumulated amortization
Computers	$26,188	$3,175	$—	$29,363	$714	$30,077
Right-of-use assets	—	—	—	—	27,021	27,021
	$26,188			$29,363	$27,735	$57,098

Net book value	$9,228			$76,984		$49,249